Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Share From Continuing Operations

The computation of basic and diluted loss per share for the periods indicated is as follows:

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Numerator—Basic and Diluted:
Net Loss	$(1)	$(46)
Less: Income attributable to noncontrolling interest	12	24

Undistributed loss	(13)	(70)
Percentage allocated to ordinary shares	100%	100%

Undistributed loss allocated to ordinary shares	(13)	(70)

Loss available to ordinary shares	$(13)	$(70)

Denominator—Basic and Diluted
Weighted-average ordinary shares (in thousands)	113,390	113,354

Loss per Share(1):
Basic loss per Share	$(0.11)	$(0.62)

Diluted loss per Share	$(0.11)	$(0.62)

(1)	The basic and diluted earnings (loss) per share amounts were computed from exact, not rounded, income and share information.

The computation of basic and diluted earnings per share for the periods indicated is as follows:

	Three Months Ended June 30, 2012	Six Month Ended June 30, 2012
Numerator—Basic and Diluted:
Net Income	$1,144	$1,230
Less: Dividends declared	(32)	(32)

Undistributed earnings	1,112	1,198
Percentage allocated to ordinary shares	99.5%	99.5%

Undistributed earnings allocated to ordinary shares	1,106	1,192
Add: Dividends declared allocated to common shares	32	32

Earnings available to ordinary shares	$1,138	$1,224

Denominator—Basic:
Weighted-average ordinary shares (in thousands)	84,528	79,960
Add: Effect of Dilutive Securities:
Restricted stock	46	98
Warrants	2,956	2,963
Options	5	—

Denominator—Dilutive	87,535	83,021

Earnings per Share(1):
Basic earnings per Share	$13.46	$15.31

Diluted earnings per Share	$13.00	$14.74

(1)	The basic and diluted earnings (loss) per share amounts were computed from exact, not rounded, income and share information.

The following table sets forth the number of shares utilized in the computation of basic and diluted earnings per share from continuing operations for the periods indicated. The weighted average shares outstanding, potentially dilutive shares, earnings per share and anti-dilutive shares of the Successor have been restated to affect the 5-for-1 share split discussed in Note 15.

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Numerator—Basic and Diluted:
Income from Continuing Operations	$1,133	$242	$631	$5
Add: Loss attributable to noncontrolling interest	1	—	—	—
Less: Dividends paid	(61)	—	—	—

Undistributed earnings	1,073	242	631	5
Percentage allocated to ordinary shares	99.26%	100%	100%	100%

Undistributed earnings allocated to ordinary shares	1,065	242	631	5
Add: Dividends paid allocated to ordinary shares	60	—	—	—

Earnings available to ordinary shares	$1,125	$242	$631	$5

Denominator—Basic:
Weighted-average ordinary shares (in thousands)	98,985	74,905	41,311	41,232
Add: Effect of Dilutive Securities:
Restricted stock	49	275	88	151
Warrants	2,372	2,895	—	—
Options	—	20	—	—

Denominator—Dilutive	101,406	78,095	41,399	41,383

Earnings per Share:
Basic earnings per Share(1)	$11.37	$3.22	$15.28	$0.11

Diluted earnings per Share(1)	$11.10	$3.10	$15.25	$0.11

(1)	The basic and diluted earnings per share amounts were computed from exact, not rounded, income and share information.